CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH

4.           CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH

A reconciliation of cash and cash equivalents, and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2020	2021
Cash and cash equivalents	53,454	65,263
Restricted cash	1,127	993
Cash and cash equivalents, and restricted cash	54,581	66,256